Inventory (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Write down of inventories		$ (29,749)	$ (29,074)
Additions	[1]	(69,761)	(15,094)
Reversals		4,634	13,986
Exchange variation gains		(726)	433
Write down of inventories		(95,602)	$ (29,749)
Iinventory net realizable		52,215
Aripuanas [Member]
IfrsStatementLineItems [Line Items]
Depreciation		$ 16,377

[1]	The main amount is related to the provision of Aripuanã's inventory to its net realizable value for both its ore stockpile and its produced concentrates in the total amount of USD 52,215 (including depreciation of USD 16,377) as of December 31, 2022.